PRINCIPAL® VARIABLE ANNUITY
(Flexible Variable Annuity)

UPDATING SUMMARY PROSPECTUS

Dated May 1, 2022

Principal Life Insurance Company (“the Company”, “we”, “our” or “us”) no longer offers or issues this product. This prospectus is only for the use of the current owners of the product.
This Updating Summary Prospectus describes Principal® Variable Annuity (Flexible Variable Annuity), an individual, flexible premium, deferred variable annuity (the “Contract”), issued by the Company through Principal Life Insurance Company Separate Account B (“Separate Account”).
This Updating Summary Prospectus summarizes key features of the Contract. The statutory prospectus for the Contract (the “Expanded Prospectus”) contains more information about the Contract, including its features, benefits, and risks. You can find the Expanded Prospectus and other information about the Contract online at www.principal.com/FVAwPPCreport. You can also obtain this information at no cost by calling 1-800-852-4450 or by sending an email request to annuityinternet@principal.com.
Additional general information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission’s ("SEC") staff and is available at Investor.gov.
The Contract, certain Contract features and/or some of the investment options may not be available in all states or through all broker dealers.

UPDATED INFORMATION ABOUT YOUR CONTRACT
The information in this Updating Summary Prospectus is a summary of certain Contract features that have changed since the statutory prospectus dated May 1, 2021. This may not reflect all of the changes that have occurred since you entered into your Contract.
Underlying Mutual Funds
The following underlying mutual funds were added to the Contract as available investment options on the dates noted:
•Fidelity VIP Energy Portfolio – Service Class 2 (June 4, 2022);
•Fidelity VIP Health Care Portfolio – Service Class 2 (June 4, 2022);
•Calvert VP Nasdaq 100 Index Portfolio – Class F (June 4, 2022);
•VanEck VIP Trust – VanEck VIP Global Gold Fund – Class S Shares (June 4, 2022);
•Janus Henderson Global Sustainable Equity Portfolio – Service Shares (June 4, 2022); and
•Principal VCF U.S LargeCap Buffer July Account – Class 2 (on or around June 30, 2022). This underlying mutual fund is not available in the state of New York. There are certain risks that are unique to this type of fund. Some of these risks include the following.
Defined Outcome Funds Risk
These types of underlying funds employ a strategy to provide downside (buffer) protection but they also have limited participation in upside returns over a defined outcome period. Such funds usually have “Buffer” in the name of the fund. Buffer funds have characteristics unlike many other traditional investment products and may not be suitable for all investors. These strategies could limit the upside participation of the buffer fund in rising equity markets relative to other funds. The buffer provides limited protection in the event of a market downturn. The buffer, outcome period and FLEX Options and their accompanying risks are summarized below.
Buffer Loss Risk
There can be no guarantee that the buffer fund will be successful in its strategy to provide buffer protection against Index losses if the Index decreases over the Outcome Period by 10% or less. An investor may lose his or her entire investment. The buffer fund’s strategy seeks to deliver returns that match the Index (but will be less than the Index due to the cost of the options used by the buffer fund), while limiting downside losses, if shares are bought on the day on which the buffer fund enters into the options and held until those options expire at the end of each Outcome Period. In the event shares are purchased after the date on which the options were entered into or shares are redeemed prior to the expiration of the options, the buffer that the buffer fund seeks to provide may not be available. The buffer fund does not provide principal protection, and an investor may experience significant losses on its investment, including the loss of its entire investment.
Outcome Period Risk
The buffer funds seek to match the performance of an index, before the deduction of expenses and subject to the buffer, only if buffer fund shares are held on the first day of the Outcome Period and continues to be held until the last day of the Outcome Period. If the shares are redeemed before the end of the Outcome Period, you may experience investment returns very different from those contracts where the shares are held through the end of the Outcome Period and different from what the fund seeks to provide, including potentially a loss of some or all of your investment. In particular, you will not receive the same amount of protection against losses from the buffer feature if you redeem before the last day of the Outcome Period, and you might lose some or all of your investment.
FLEX Options Risk
The buffer fund may invest in FLEX Options issued and guaranteed for settlement by the Options Clearing Corporation (“OCC”). The buffer fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. If the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the buffer fund could incur significant losses. Additionally, FLEX Options may be illiquid if trading in the FLEX Options is limited or absent and, in such cases, the buffer fund may have difficulty closing out certain FLEX Options positions at desired times and prices, decreasing the value of the FLEX Options. There is no guarantee that a liquid secondary trading market will exist for FLEX Options, and a less liquid trading market may adversely impact the value of FLEX Options. The buffer fund intends to treat any income it may derive from the FLEX Options as “qualifying income” under the provisions of the Internal

Revenue Code applicable to regulated investment companies (“RICs”). In addition, based upon language in legislative history, the buffer fund intends to treat the issuer of the FLEX Options as the referenced asset for diversification purposes. If the income is not qualifying income or the issuer of the FLEX Options is not appropriately the referenced asset, the buffer fund could lose its own status as a RIC.
For more information on the available underlying funds, please see the funds' prospectuses at the following website: www.principal.com/FVAwPPCreport.

KEY INFORMATION TABLE
IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE CONTRACT

	FEES AND EXPENSES			LOCATION IN EXPANDED PROSPECTUS
Charges for Early Withdrawals
If you withdraw money from your Contract within 9 years following your last purchase payment, you will be assessed a surrender charge. The maximum surrender charge when your Contract includes the Purchase Payment Credit Rider is 8% of the amount withdrawn during the first four contract years, declining down to 0% over the 9-year time period. For example, if you make an early withdrawal within the first four contract years, you could pay a surrender charge of up to $8,000 on a $100,000 investment.
				7. CHARGES – Deferred Sales Load (“Surrender Charge”)
Transaction Charges	In addition to surrender charges, you may also be charged for other transactions, such as when you exceed more than 12 unscheduled partial surrenders in a contract year or you make more than one unscheduled transfer in a contract year.			7. CHARGES – Transaction Fees
Ongoing Fees and Expenses (annual charges)
The following part of the table describes the fees and expenses that you may pay each year, depending on the options you chose. Please refer to your data page for information about the specific fees you will pay each year based on the options you have elected.
	ANNUAL FEE	MINIMUM	MAXIMUM	LOCATION IN EXPANDED PROSPECTUS
	1. Base contract[1]	1.30%	1.30%	7. CHARGES – Base Contract Annual Expenses
	2. Investment options (underlying mutual fund fees and expenses)[2]	0.23%	2.02%	APPENDIX A in this Updating Summary Prospectus - INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT
	3. Optional Benefits available for an additional charge (for a single optional benefit, if elected)	0.20%[3]	0.60%[4]	7. CHARGES – Optional Benefit Charges

[1]
This fee reflects the Mortality and Expense Risks Charge and Administration Charge. We assess each division with a daily charge. The annual rate of the charge is the percentage of the average daily net assets of the Separate Account divisions.

[2]	As a percentage of the average net underlying mutual fund assets.

[3]	The annual charge for the rider is 0.20% of the accumulated value (0.15% in New York). The charge is equal to 0.05% (0.0375% in New York) of the average accumulated value during the calendar quarter.

[4]	The current annual charge for the rider is 0.60% of the average daily net assets of the Separate Account divisions.

Lowest and Highest Annual Cost Table

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, this table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add surrender charges that substantially increase costs.

LOWEST ANNUAL COST $1,766	HIGHEST ANNUAL COST $3,090
Assumes:	Assumes:

●  Investment of $100,000

●  5% annual appreciation

●  Least expensive Base Contract charge, and underlying mutual fund fees and expenses

●  No optional benefits

●  No sales charges

●  No additional purchase payments, transfers or withdrawals

●  Investment of $100,000

●  5% annual appreciation

●  Most expensive Base Contract charge, underlying mutual fund fees and expenses, and charge for optional benefit

●  No sales charges

●  No additional purchase payments, transfers or withdrawals

	RISKS	LOCATION IN EXPANDED PROSPECTUS
Risk of Loss	You can lose money by investing in this Contract.	5. PRINCIPAL RISKS OF INVESTING IN THE CONTRACT – Poor Investment Performance
Not a Short-Term Investment
This Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash.

Surrender charges apply for up to 9 years following your last purchase payment. These charges will reduce the value of your Contract if you withdraw money during that time.
5. PRINCIPAL RISKS OF INVESTING IN THE CONTRACT – Liquidity Risk
Risks Associated with Investment Options
•  An investment in this Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Contract.

•  Each investment option (including the Fixed Account) has its own unique risks.

•  You should review the prospectuses for the available underlying mutual funds before making an investment decision.
5. PRINCIPAL RISKS OF INVESTING IN THE CONTRACT
Insurance Company Risks
An investment in the Contract is subject to the risks related to the Company. Any obligations (including under the Fixed Account), guarantees, or benefits are subject to the claims-paying ability of the Company. More information about the Company, including its financial strength ratings, is available upon request by calling the following toll-free telephone number: 1-800-852-4450.
5. PRINCIPAL RISKS OF INVESTING IN THE CONTRACT – Insurance Company Risks

	RESTRICTIONS	LOCATION IN EXPANDED PROSPECTUS
Investments
•Investment Limitations - In purchasing the Contract, the underlying mutual funds available to you as investment options under the Contract are limited to those investment options included on Appendix A.

•Limitations on Transfers – We reserve the right to charge you for each unscheduled transfer after the first unscheduled transfer in a contract year. We also reserve the right to limit transfers in circumstances where frequent transfers have been made.

•Removal or Substitution of Underlying Mutual Funds - We reserve the right to remove, close or substitute the underlying mutual funds that are available as investment options under the Contract.
10. BENEFITS AVAILABLE UNDER THE CONTRACT 8. GENERAL DESCRIPTION OF THE CONTRACT – Frequent Transfers among Divisions 8. GENERAL DESCRIPTION OF THE CONTRACT – Contract or Registrant Changes
Optional Benefits
The Purchase Payment Credit and Enhanced Death Benefit were optional benefits you could have purchased at the time you purchased your Contract. Having the Purchase Payment Credit rider extends the surrender charge period for your Contract and the value of the credit may be more than offset by the additional charges for the rider.
10. BENEFITS AVAILABLE UNDER THE CONTRACT

	TAXES	LOCATION IN EXPANDED PROSPECTUS
Tax Implications
•  You should consult with a tax professional to determine the tax implications of an investment in, withdrawals from and surrenders of this Contract.

•  If you purchase the Contract through a tax-qualified plan or individual retirement account (IRA), such plan or IRA already provides tax deferral under the Code and there are fees and charges in an annuity that may not be included in such other investments. The tax deferral of the annuity does not provide any additional tax benefits for such a plan or IRA.

•  Purchase payments that are made on a pre-tax basis and earnings on your Contract are taxed at ordinary income tax rates when you withdraw them. You also may have to pay a 10% penalty tax if you take a withdrawal before age 59½.
13. TAXES
	CONFLICTS OF INTEREST	LOCATION IN EXPANDED PROSPECTUS
Financial Professional Compensation
Your financial professional may have received compensation in the form of commissions for selling this Contract to you. Your financial professional may have had a financial incentive to offer or recommend this Contract over another investment.
16. ADDITIONAL INFORMATION ABOUT THE CONTRACT – Payments to Financial Intermediaries
Exchanges
Your financial professional may have a financial incentive to offer you a new contract in place of the one you own. You should only consider exchanging your Contract if you determine, after comparing the features, fees, and risks of both contracts, that it is in your best interest to purchase the new contract rather than continuing to own your existing Contract.
8. GENERAL DESCRIPTION OF THE CONTRACT – Contract Provisions and Limitations – Exchange Offers

APPENDIX A

INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT

The following is a list of investment options available under the Contract. To obtain underlying mutual fund statutory and summary prospectuses, you can visit www.principal.com/FVAwPPCreport, call 1-800-852-4450, or send a request to annuityinternet@principal.com.
The expense and performance information below reflects fees and expenses of the underlying mutual funds, but does not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these charges were included. Each underlying mutual fund’s past performance is not necessarily an indication of future performance.

Type	Portfolio Advisor/Sub-advisor	Current Expenses (Net)	Average Annual Total Returns (as of 12/31/21)
			1 year	5 year	10 year
Asset Allocation	American Funds Insurance Series – Asset Allocation Fund (1) – Class 2 Shares Capital Research and Management Company	0.55%	15.10%	11.71%	11.33%
Asset Allocation	BlackRock Global Allocation V.I. Fund (1) – Class III BlackRock Investment Management, LLC.	1.00% (2)	6.42%	9.71%	7.68%
Asset Allocation	Principal VCF Diversified Balanced Account (3) – Class 1 Principal Management Corporation	0.24%	11.06%	9.94%	8.63%
Asset Allocation	Principal VCF Diversified Balanced Managed Volatility Account (1)(3) – Class 2 Principal Management Corporation	0.57%	9.94%	9.21%
Asset Allocation	Principal VCF Diversified Growth Managed Volatility Account (1)(3) – Class 2 Principal Management Corporation	0.60%	13.70%	10.93%
Asset Allocation	Principal VCF Principal LifeTime 2010 Account (3) – Class 1 Principal Global Investors, LLC	0.54%	5.94%	7.60%	6.89%
Asset Allocation	Principal VCF Principal LifeTime 2020 Account (3) – Class 1 Principal Global Investors, LLC	0.55%	9.17%	9.63%	8.83%
Asset Allocation	Principal VCF Principal LifeTime 2030 Account (3) – Class 1 Principal Global Investors, LLC	0.59%	12.79%	11.68%	10.25%
Asset Allocation	Principal VCF Principal LifeTime 2040 Account (3) – Class 1 Principal Global Investors, LLC	0.65%	15.29%	13.18%	11.41%

Type	Portfolio Advisor/Sub-advisor	Current Expenses (Net)	Average Annual Total Returns (as of 12/31/21)
			1 year	5 year	10 year
Asset Allocation	Principal VCF Principal LifeTime 2050 Account (3) – Class 1 Principal Global Investors, LLC	0.66%	17.02%	14.00%	12.00%
Asset Allocation	Principal VCF Principal LifeTime Strategic Income Account (3) - Class 1 Principal Global Investors, LLC	0.52%	4.53%	6.47%	5.52%
Asset Allocation	Principal VCF Strategic Asset Management (“SAM”) Portfolios (3) – Balanced Portfolio – Class 1 Edge Asset Management, Inc.	0.77%	13.74%	10.69%	9.58%
Asset Allocation	Principal VCF Strategic Asset Management (“SAM”) Portfolios – Conservative Balanced Portfolio (3) – Class 1 Edge Asset Management, Inc.	0.77%	9.71%	8.43%	7.62%
Asset Allocation	Principal VCF Strategic Asset Management (“SAM”) Portfolios (3) – Conservative Growth Portfolio – Class 1 Edge Asset Management, Inc.	0.77%	17.75%	13.04%	11.42%
Asset Allocation	Principal VCF Strategic Asset Management (“SAM”) Portfolios (3) – Flexible Income Portfolio – Class 1 Edge Asset Management, Inc.	0.73%	6.89%	6.65%	6.30%
Asset Allocation	Principal VCF Strategic Asset Management (“SAM”) Portfolios (3) – Strategic Growth Portfolio – Class 1 Edge Asset Management, Inc.	0.79%	19.86%	14.51%	12.64%
Asset Allocation	TOPS® Aggressive Growth ETF Portfolio (1)(3) – Investor Class Shares Milliman Financial Risk Management, LLC through a sub-advisory agreement with ValMark Advisers, Inc.	0.80%	19.11%	12.14%
Asset Allocation	TOPS® Balanced ETF Portfolio (1)(3) – Investor Class Shares Milliman Financial Risk Management, LLC through a sub-advisory agreement with ValMark Advisers, Inc.	0.81%	9.34%	7.30%

Type	Portfolio Advisor/Sub-advisor	Current Expenses (Net)	Average Annual Total Returns (as of 12/31/21)
			1 year	5 year	10 year
Asset Allocation	TOPS® Conservative ETF Portfolio (1)(3) – Investor Class Shares Milliman Financial Risk Management, LLC through a sub-advisory agreement with ValMark Advisers, Inc.	0.83%	6.27%	5.57%
Asset Allocation	TOPS® Growth ETF Portfolio (1)(3) – Investor Class Shares Milliman Financial Risk Management, LLC through a sub-advisory agreement with ValMark Advisers, Inc.	0.80%	16.30%	10.84%
Asset Allocation	TOPS® Moderate Growth ETF Portfolio (1)(3) – Investor Class Shares Milliman Financial Risk Management, LLC through a sub-advisory agreement with ValMark Advisers, Inc.	0.80%	12.57%	9.19%
Commodities	Rydex VI Commodities Strategy Fund Security Investors, LLC, which operates under the name of Guggenheim Investments	1.76% (2)	39.52%	1.95%	-6.57%
Convertibles	EQ Advisors Trust 1290 VT Convertible Securities Portfolio (1) – Class IB FMG LLC	0.96% (2)	1.04%	13.77%
Diversified Emerging Markets	American Funds Insurance Series - New World Fund (1) – Class 2 Shares Capital Research and Management Company	0.82% (2)	4.92%	13.25%	8.67%
Diversified Emerging Markets	Principal VCF Global Emerging Markets Account (1)(7) – Class 1 Principal Global Investors, LLC	1.08%	0.58%	9.42%	5.03%
Equity Energy	Fidelity VIP Energy Portfolio – Service Class 2 (1)(4) FMR Co., LLC	0.90%	54.83%	-3.55%	0.02%
Foreign Large Blend	Fidelity VIP Overseas Portfolio (1) – Service Class 2 Fidelity Management & Research Company	1.02%	19.39%	14.15%	10.55%
Foreign Large Blend	Principal VCF Diversified International Account – Class 1 Principal Global Investors, LLC	0.90%	9.75%	10.73%	8.49%
Foreign Large Value	MFS® International Intrinsic Value Portfolio (1) – Service Class Massachusetts Financial Services Company	1.14% (2)	10.28%	13.78%	12.16%
Global Real Estate	Franklin Templeton VIP Trust – Franklin Global Real Estate VIP Fund (1) – Class 2 Franklin Templeton Institutional, LLC	1.25% (2)	26.79%	8.62%	8.65%

Type	Portfolio Advisor/Sub-advisor	Current Expenses (Net)	Average Annual Total Returns (as of 12/31/21)
			1 year	5 year	10 year
Health	Fidelity VIP Health Care Portfolio – Service Class 2 (1)(4) FMR Co., LLC	0.88%	11.45%
Health	Invesco V.I. Health Care Fund – Series I Shares Invesco Advisers, Inc.	0.97%	12.30%	14.76%	13.97%
High Yield Bond	American Funds Insurance Series – American High-Income Trust (1) – Class 2 Shares Capital Research and Management Company	0.55% (2)	8.42%	6.58%	6.23%
Inflation-Protected Bond	American Century VP Inflation Protection Fund (1) – Class II American Century Investment Management, Inc.	0.71%	6.27%	5.01%	2.82%
Intermediate Government	Principal VCF Government & High Quality Bond Account – Class 1 Edge Asset Management, Inc.	0.51%	-1.32%	2.13%	2.11%
Intermediate-Term Bond	Janus Henderson Series Flexible Bond Portfolio (1) – Service Shares Janus Capital Management LLC	0.82% (2)	-1.11%	3.98%	3.43%
Intermediate-Term Bond	Principal VCF Core Plus Bond Account – Class 1 Principal Global Investors, LLC	0.49%	-0.45%	4.35%	3.70%
Large Blend	EQ Advisors Trust 1290 VT Socially Responsible Portfolio (1) – Class IB FMG LLC	0.90%	30.29%	18.59%	16.53%
Large Blend	Invesco V.I. Core Equity Fund – Series I Shares Invesco Advisers, Inc.	0.80%	27.74%	13.97%	12.27%
Large Blend	Principal VCF LargeCap S&P 500 Index Account – Class 1 Principal Global Investors, LLC	0.24%	28.33%	18.16%	16.21%
Large Blend	Principal VCF Principal Capital Appreciation Account – Class 1 Edge Asset Management, Inc.	0.63%	27.82%	18.58%	16.07%
Large Blend	Principal VCF U.S LargeCap Buffer July Account – Class 2 (1)(3)(5)(9) Principal Global Investors, LLC	0.98% (2)	N/A (9)	N/A (9)	N/A (9)
Large Growth	American Century VP Ultra Fund – Class I American Century Investment Management, Inc.	0.79% (2)	23.16%	27.02%	20.21%
Large Growth	Calvert VP Nasdaq 100 Index Portfolio – Class F (1)(4) Ameritas Investment Partners, Inc. through a sub-advisory agreement with Calvert Research and Management	0.73% (2)	26.55%	27.68%	22.26%

Type	Portfolio Advisor/Sub-advisor	Current Expenses (Net)	Average Annual Total Returns (as of 12/31/21)
			1 year	5 year	10 year
Large Growth	Fidelity VIP Contrafund® Portfolio (1) – Service Class Fidelity Management & Research Company	0.70%	27.71%	20.05%	16.52%
Large Growth	Fidelity VIP Growth Portfolio (1) – Service Class Fidelity Management & Research Company	0.71%	23.08%	26.16%	19.58%
Large Growth	Invesco V.I. American Franchise Fund – Series I Shares Invesco Advisers, Inc.	0.86%	11.92%	21.74%	17.37%
Large Growth	Principal VCF Blue Chip Account (1) - Class 3 Principal Global Investors, LLC	1.05% (2)	24.72%
Large Growth	Principal VCF LargeCap Growth Account I – Class 1 T. Rowe Price Associates, Inc./Brown Advisory, LLC	0.66% (2)	21.89%	25.41%	19.27%
Large Value	American Century VP Disciplined Core Value Fund – Class I American Century Investment Management, Inc.	0.70%	23.65%	13.96%	13.69%
Large Value	American Century VP Value Fund (1) – Class II American Century Investment Management, Inc.	0.88% (2)	24.28%	9.39%	11.88%
Large Value	American Funds Insurance Series – Washington Mutual Investors Fund (1) – Class 2 Shares Capital Research and Management Company	0.52% (2)	27.78%	12.50%	13.75%
Large Value	Fidelity VIP Equity-Income Portfolio (1) – Service Class 2 Fidelity Management & Research Company	0.76%	24.60%	11.68%	12.26%
Large Value	Principal VCF Equity Income Account – Class 1 Edge Asset Management, Inc.	0.47%	22.47%	14.11%	13.32%
Mid-Cap Growth	Invesco V.I. Discovery Mid Cap Growth Fund – Series I Invesco Advisers, Inc.	0.83%	19.10%	23.08%	17.84%
Mid-Cap Growth	Janus Henderson Series Enterprise Portfolio (1) – Service Shares Janus Capital Management LLC	0.96%	16.54%	18.84%	16.93%
Mid-Cap Growth	Principal VCF MidCap Account – Class 1 Principal Global Investors, LLC	0.53%	25.53%	20.05%	17.59%
Mid-Cap Value	AllianceBernstein VPS Small/Mid Cap Value Portfolio – Class A AllianceBernstein L.P.	0.80%	35.95%	10.16%	13.13%

Type	Portfolio Advisor/Sub-advisor	Current Expenses (Net)	Average Annual Total Returns (as of 12/31/21)
			1 year	5 year	10 year
Mid-Cap Value	American Century VP Mid Cap Value Fund (1) – Class II American Century Investment Management, Inc.	0.90% (2)	23.02%	9.25%	12.67%
Mid-Cap Value	DWS Small Mid Cap Value VIP (1) – Class B DWS Investment Management Americas Inc.	1.20% (2)	30.04%	7.47%	10.12%
Mid-Cap Value	Goldman Sachs VIT – Goldman Sachs Mid Cap Value Fund – Institutional Shares Goldman Sachs Asset Management, L.P.	0.84% (2)	30.95%	13.17%	13.08%
Money Market	Fidelity VIP Government Money Market Portfolio – Initial Class Fidelity Management & Research Company	0.23%	0.01%	0.93%	0.51%
Multialternative	BlackRock 60/40 Target Allocation ETF V.I. Fund (1) – Class III BlackRock Advisors LLC	0.63% (2)	11.70%	10.99%
Multialternative	Guggenheim Investments VIF Global Managed Futures Strategy Fund Security Investors, LLC, which operates under the name of Guggenheim Investments	1.77% (2)	0.82%	2.06%	-0.52%
Multialternative	Guggenheim Investments VIF Long Short Equity Fund Security Investors, LLC, which operates under the name of Guggenheim Investments	1.60%	23.80%	6.51%	5.83%
Multialternative	Guggenheim Investments VIF Multi-Hedge Strategies Fund Security Investors, LLC, which operates under the name of Guggenheim Investments	2.02% (2)	8.10%	3.71%	2.83%
Multisector Bond	Guggenheim Investments VIF (1) – Series F (Guggenheim Floating Rate Strategies Series) Guggenheim Partners Investment Management, LLC d/b/a Guggenheim Investments	1.17% (2)	2.50%	2.51%
Natural Resources	VanEck VIP Trust – VanEck VIP Global Resources Fund (1) – Class S Shares Van Eck Associates Corporation	1.34%	18.92%	2.24%	-0.12%
Natural Resources	VanEck VIP Trust – VanEck VIP Global Gold Fund – Class S Shares (1)(4) Van Eck Associates Corporation	1.45% (2)	-14.01%	9.25%	1.45%
Real Estate	Principal VCF Real Estate Securities Account – Class 1 Principal Real Estate Investors, LLC	0.79%	40.44%	13.24%	12.77%
Short-Term Fixed Income	Columbia VP – Limited Duration Credit Fund (1) – Class 2 Columbia Management Investment Advisors, LLC	0.70% (2)	-0.84%	2.75%	2.38%

Type	Portfolio Advisor/Sub-advisor	Current Expenses (Net)	Average Annual Total Returns (as of 12/31/21)
			1 year	5 year	10 year
Short-Term Fixed Income	PIMCO VIT Low Duration Portfolio (1) – Advisor Class Pacific Investment Management Company LLC (PIMCO)	0.75%	-1.03%	1.44%	1.49%
Short-Term Fixed Income	Principal VCF Short-Term Income Account – Class 1 Edge Asset Management, Inc.	0.47%	-0.72%	2.13%	2.13%
Small Blend	Goldman Sachs VIT – Goldman Sachs Small Cap Equity Insights Fund – Institutional Shares Goldman Sachs Asset Management, L.P.	0.81% (2)	23.79%	11.33%	12.92%
Small Blend	Invesco V.I. Main Street Small Cap Fund (1) – Series II Invesco Advisors, Inc.	1.09%	22.55%	13.73%	14.69%
Small Blend	Invesco V.I. Small Cap Equity Fund – Series I Shares Invesco Advisers, Inc.	0.95%	20.41%	13.44%	12.29%
Small Blend	Principal VCF SmallCap Account – Class 1 Principal Global Investors, LLC	0.82%	20.12%	13.47%	14.65%
Small Growth	EQ Advisors Trust 1290 VT Micro Cap Portfolio (1) – Class IB FMG LLC	1.15% (2)	10.96%	20.86%
Small Growth	MFS® New Discovery Series (1) – Service Class Massachusetts Financial Services Company (MFS)	1.12% (2)	1.57%	21.00%	15.87%
Small Value	Delaware VIP Small Cap Value Series (1) – Service Class Delaware Management Company	1.05%	34.02%	9.22%	11.78%
Small Value	EQ Advisors Trust 1290 VT GAMCO Small Company Value Portfolio (1) – Class IB FMG LLC	1.05%	25.15%	10.62%	12.52%
Small Value	Franklin Templeton VIP Trust - Franklin Small Cap Value VIP Fund (1) – Class 2 Franklin Mutual Advisers, LLC	0.91%	25.37%	9.94%	12.13%
Technology	Invesco V.I. Technology Fund – Series I Shares Invesco Advisers, Inc.	0.98%	14.41%	25.03%	17.48%
World Bond	Franklin Templeton VIP Trust (1) – Templeton Global Bond VIP Fund – Class 4 Franklin Advisers, Inc	0.86% (2)	-5.01%	-1.03%	1.04%

Type	Portfolio Advisor/Sub-advisor	Current Expenses (Net)	Average Annual Total Returns (as of 12/31/21)
			1 year	5 year	10 year
World Large Stock	EQ Advisors Trust 1290 VT Smartbeta Equity ESG Portfolio (1)(6) – Class IB FMG LLC	1.10% (2)	23.08%	14.65%
World Large Stock	Janus Henderson Global Sustainable Equity Portfolio – Service Shares (1)(4)(8) Janus Henderson Investors US LLC	1.18% (2)	N/A (8)	N/A (8)	N/A (8)
World Stock	American Funds Insurance Series – Global Small Capitalization Fund (1) – Class 2 Shares Capital Research and Management Company	0.90% (2)	6.74%	15.45%	12.51%

(1)     This underlying mutual fund pays 12b-1 fees to PSI.
(2)     This reflects an expense reimbursement and/or fee waiver arrangement that is in place and reported in the underlying mutual fund’s registration statement. This agreement may be terminated in the future and, therefore, the expense figures shown reflect temporary fee reductions.
(3)     This underlying mutual fund is a fund of funds. The fund of funds expenses may be higher than other fund types because the expenses of the selected fund include the expenses of the funds it holds.
(4)     This investment option will be available on June 4, 2022.
(5)     This investment option will be available on or around June 30, 2022.
(6)     Effective June 4, 2022, the EQ Advisors Trust 1290 VT SmartBeta Equity Portfolio will be known as the EQ Advisors Trust 1290 VT SmartBeta Equity ESG Portfolio.
(7)     Effective June 4, 2022, the Principal VCF International Emerging Markets Account will be known as the Principal VCF Global Emerging Markets Account.
(8)    This Fund is not showing Average Annual Total Returns because operations commenced on January 26, 2022 and does not have annual returns for the years shown.
(9)    This Fund is not showing Average Annual Total Returns because operations will commence on or about June 30,2022 and will not have annual returns for the years shown.

The name of the Contract is Principal® Variable Annuity (Flexible Variable Annuity). The EDGAR contract identifier number for the Contract is C000004195.